Financing Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Financing Expenses
Schedule of financing expenses

Financing expenses consist of the following:

($ millions)	2024	2023
Interest on debt	684	783
Interest on lease liabilities	256	198
Capitalized interest at 5.8% (2023 – 5.9%)	(317)	(255)
Interest expense	623	726
Interest on partnership liability	47	49
Interest on pension and other post-retirement benefits	24	11
Accretion	592	532
Foreign exchange loss (gain) on U.S. dollar denominated debt	714	(184)
Operational foreign exchange and other	(260)	133
Loss on extinguishment of long-term debt	170	-
	1 910	1 267